Segment and Geographical Information - Schedule of Total of Right-of-Use Assets, Property and Equipment, Intangible Assets and Investments in Joint Venture Broken Down by Location of the Assets (Details) - USD ($)
$ in Thousands
		Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Total non-current assets by region		$ 40,269	$ 35,180
Brazil [Member]
Segment Reporting Information [Line Items]
Total non-current assets by region		23,878	18,321
Latin America - Except Brazil [Member]
Segment Reporting Information [Line Items]
Total non-current assets by region		403	580
Global Markets [Member]
Segment Reporting Information [Line Items]
Total non-current assets by region	[1]	$ 15,988	$ 16,279

[1]	Formerly reported as “Rest of the World”.